INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables Abstract
Schedule of provision for income taxes
	2017	2016
Current provision:
Federal	$-	$-
State	-	-

Deferred benefit:
Federal	(660,421)	(548,876)
State	(119,597)	(93,632)
	(780,018)	(642,508)
Change in valuation allowance	780,018	642,508
Total Provision	$-	$-

Schedule of difference between the income tax provision and income taxes computed

	2017	2016
Provision at statutory rate	34.0%	34.0%
State taxes, net of federal benefit	5.8%	5.8%
Nondeductible and other items	(18.8)%	(8.9)%
Change in valuation allowance	(21.0)%	(30.9)%
Total	(0.0)%	(0.0)%

Schedule of net deferred tax assets and liabilities
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$746,919	$548,876
Share-based compensation	174,465	216,310
Accrual to cash	(45,292)	(158,698)
Other	2,278,510	1,396,446
Total deferred tax assets	3,154,602	2,002,934
Valuation allowance	(3,098,002)	(1,946,334)
	56,600	56,600

Deferred tax liabilities:
Tax deductible licensing agreement	(56,600)	(56,600)
Accrual to cash	-	-
Other	-	-

Total deferred tax liabilities	(56,600)	(56,600)

Net deferred tax assets (liabilities)	$-	$-